Cover	Sep. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2026
Entity File Number	001-41628
Entity Registrant Name	Strawberry Fields REIT, Inc.
Entity Central Index Key	0001782430
Entity Tax Identification Number	84-2336054
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	6101 Nimtz Parkway
Entity Address, City or Town	South Bend
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46628
City Area Code	(574)
Local Phone Number	807-0800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	STRW
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false